Schedule of Effective Income Tax Rate (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income tax expense (benefit) using U.S. federal statutory rate			21.00%	21.00%	21.00%	21.00%
State income taxes, net of federal benefit					0.10%	5.00%
Changes in valuation allowance					(1.50%)	(19.00%)
Nontaxable or nondeductible items					(0.60%)	0.00%
Permanent Difference					0.00%	(3.00%)
Research and development tax incentive					0.00%	(5.00%)
Other					0.00%	0.00%
Income tax expense (benefit) and effective tax rate	(0.30%)	4.70%	(3.40%)	4.50%	0.50%	0.00%
AUSTRALIA
Statutory tax rate difference					3.60%	1.00%
Fair value loss on convertible notes					(16.20%)	0.00%
Changes in valuation allowance					(9.20%)	0.00%
Capital loss carryforwards					3.70%	0.00%
Other					(0.40%)	0.00%